Thrivent Large Cap Stock ETF Investment Strategy - Thrivent Large Cap Stock ETF	Oct. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large-capitalization companies. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change the 80% investment policy, we will notify you at least 60 days prior to the change. The Adviser focuses mainly on the equity securities of domestic large-cap companies.The Fund defines large-cap companies as those with market capitalizations at or above the market capitalization of the smallest company represented in either the S&P 500 Index (approximately $7.0 billion as of July 31, 2026), the Russell 1000 Index (approximately $623 million as of July 31, 2026), or other widely-followed indices that represent all or a portion of the large-cap equity segment of the securities market.The Fund is an actively managed exchange traded fund (“ETF”) and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing primarily in common stocks. In seeking to achieve its investment objective, the Fund generally intends to allocate its investments among industries in a manner that is broadly similar to the allocations of its benchmark index, the S&P 500® Index. To the extent the benchmark index has significant exposure to a particular industry or group of industries, the Fund may also have significant exposure to such industry or group of industries, in accordance with the Fund’s fundamental investment policy on industry concentration. As of the date of this Prospectus, the benchmark index is concentrated in technology-oriented companies. The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company. In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.